CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES
Depreciation	$ 188,356	$ 173,667	$ 154,939
Exploration	981,554	1,610,502	748,497
General and administrative	535,147	377,345	578,176
LOSS BEFORE OTHER ITEMS	(1,705,057)	(2,161,514)	(1,481,612)
OTHER ITEMS
Recovery of gold, net	3,704,167	4,074,170	2,373,592
Foreign exchange loss	(938,422)	(426,420)	(124,558)
Net gain on trading securities	360,754	714,523	1,346,699
Other income	143,407	55,972	45,589
Impairment on marketable securities	0	(211,018)	0
Change in fair value warrant derivative liability	0	0	137,313
INCOME FROM OTHER ITEMS	3,269,906	4,207,227	3,778,635
Income before tax	1,564,849	2,045,713	2,297,023
Income tax expense	(800,000)	(1,088,192)	(294,992)
Net income	764,849	957,521	2,002,031
Net gain attributable to non-controlling interest	(133,082)	(121,545)	(141,782)
Net income attributable to Xtra-Gold Resources Corp.	$ 631,767	$ 835,976	$ 1,860,249
Basic income attributable to common shareholders per common share	$ 0.01	$ 0.02	$ 0.04
Diluted income attributable to common shareholders per common share	$ 0.01	$ 0.02	$ 0.04
Basic weighted average number of common shares outstanding	46,542,900	46,779,574	46,645,387
Diluted weighted average number of common shares outstanding	48,822,024	48,925,574	49,033,887